issued by Depositor
AMERICAN GENERAL LIFE INSURANCE COMPANY
in all states except in New York
In connection with
VARIABLE SEPARATE ACCOUNT
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2023
This updating summary prospectus provides updated information about Polaris, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.corebridgefinancial.com/ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).
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Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Purchase Payment(s) - The money you give us to buy and invest in the contract.
Underlying Funds - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 2, 2022. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.corebridgefinancial.com/ProductProspectuses for more information.
Other
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The SECURE 2.0 Act OF 2022 (“SECURE 2.0”) was passed on December 29, 2022, as part of larger appropriations legislation. SECURE 2.0 includes certain provisions affecting Qualified Contracts. Please see TAXES in the prospectus.
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Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 7%, as a percentage of each Purchase
Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $7,000 if your maximum withdrawal charge is 7%.
				Expenses – Withdrawal Charges
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
				Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.54%	1.54%
	Investment Options[2] (Underlying Fund fees and expenses)	0.45%	1.28%
1 As a percentage of the value in Separate Account (includes a percentage attributable to the contract maintenance fee).
2 As a percentage of Underlying Fund net assets.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,750	Highest Annual Cost: $2,391
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Underlying Fund fees and expenses •No withdrawal charges •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Underlying Fund fees and expenses •No withdrawal charges •No additional Purchase Payments, transfers, or withdrawals
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	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal.
Withdrawals may also reduce or terminate contract guarantees.
•The benefits of tax deferral and long-term income mean that this contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
•Each investment option (including each Fixed Account option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the contract is subject to the risks related to us, American General Life
Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at (800) 445-7862 or visiting www.corebridgefinancial.com/annuities.

RESTRICTIONS
Investments
•Certain investment options may not be available under your contract.
•You may transfer funds between the investment options, subject to certain restrictions.
•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
•The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.
•Your ability to transfer amounts to a Fixed Account option may be restricted.
•We reserve the right to remove or substitute Underlying Funds as investment options.
Investment Options
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchase the contract through a tax-qualified plan or individual retirement account
(IRA), there is no additional tax benefit under the contract.
•Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm.
Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation.
Payments in Connection with Distribution of the Contract
Exchanges
Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

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Appendix A – Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	SA JPMorgan Diversified Balanced Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.71%	-15.96%	3.36%	6.79%
	SA MFS Total Return Portfolio – Class 1 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.71%	-9.69%	5.07%	7.25%
Bond	SA American Century Inflation Protection Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.89%	-11.14%	0.82%	0.45%
	SA DFA Ultra Short Bond Portfolio – Class 1 SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.51%	-1.53%	0.38%	0.17%
	SA Federated Hermes Corporate Bond Portfolio – Class 1 SunAmerica Asset Management, LLC Federated Investment Management Company	0.55%	-14.28%	0.96%	2.58%
	SA Goldman Sachs Global Bond Portfolio – Class 1 SunAmerica Asset Management, LLC Goldman Sachs Asset Management International	0.88%	-18.93%	-2.62%	-1.21%
	SA JPMorgan MFS Core Bond Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.53%*	-13.14%	0.31%	0.97%
	SA PineBridge High-Yield Bond Portfolio – Class 1 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.71%	-9.76%	2.70%	4.44%
	SA Wellington Government and Quality Bond Portfolio – Class 1 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.56%	-13.41%	-0.46%	0.55%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	1.37%	0.99%	0.55%
Stock	American Funds Global Growth Fund – Class 2 Capital Research and Management Company	0.66%*	-24.74%	7.06%	10.15%
	American Funds Growth Fund – Class 2 Capital Research and Management Company	0.59%	-29.94%	11.14%	13.64%
	American Funds Growth-Income Fund – Class 2 Capital Research and Management Company	0.53%	-16.49%	7.83%	11.54%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	-6.00%	5.77%	9.88%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.94%	-9.43%	6.19%	9.80%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	SA AB Growth Portfolio – Class 1 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.63%	-28.60%	11.47%	15.09%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%*	-15.97%	3.81%	9.06%
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 1 SunAmerica Asset Management, LLC FIAM LLC	0.83%	-26.95%	3.50%	5.81%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 1 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.70%*	-1.34%	7.75%	11.24%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.23%*	-10.68%	5.16%	8.63%
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 1 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.65%	-7.70%	8.91%	12.74%
	SA Invesco Growth Opportunities Portfolio – Class 1 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.80%	-35.36%	5.84%	9.36%
	SA Invesco Main Street Large Cap Portfolio – Class 1 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.73%*	-20.19%	7.04%	10.59%
	SA Janus Focused Growth Portfolio – Class 1 SunAmerica Asset Management, LLC Janus Capital Management, LLC	0.79%*	-33.54%	9.47%	11.72%
	SA JPMorgan Emerging Markets Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.16%*	-25.45%	-3.03%	0.51%
	SA JPMorgan Equity-Income Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.57%	-1.84%	9.14%	12.02%
	SA JPMorgan Global Equities Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.82%	-15.82%	3.97%	7.56%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.79%*	-27.07%	9.78%	12.95%
	SA MFS Blue Chip Growth Portfolio – Class 1 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.70%	-29.81%	8.18%	12.09%
	SA MFS Massachusetts Investors Trust Portfolio – Class 1 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.67%*	-16.33%	8.65%	11.51%
	SA Morgan Stanley International Equities Portfolio – Class 1 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	0.86%*	-13.98%	0.77%	3.49%
	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.08%*	-8.41%	-2.14%	1.84%
	SA Putnam International Growth and Income Portfolio – Class 1 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.01%	-6.70%	1.97%	4.24%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	SA Wellington Capital Appreciation Portfolio – Class 1 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.74%	-36.34%	7.57%	12.75%

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

Effective on February 6, 2017, due to pending regulatory changes, the Polaris Allocator Program is no longer offered.
If you invested in a Polaris Portfolio Allocator Model prior to February 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.
Allocations (effective February 6, 2017)
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3	Allocation 4
Invesco V.I. Comstock Fund	5.00%	5.00%	6.00%	8.00%
Invesco V.I. Growth and Income Fund	6.00%	7.00%	8.00%	8.00%
SA AB Growth	3.00%	4.00%	4.00%	6.00%
SA AB Small & Mid Cap Value	1.00%	1.00%	1.00%	2.00%
SA American Century Inflation Protection	5.00%	3.00%	2.00%	0.00%
SA American Funds Global Growth	2.00%	3.00%	4.00%	6.00%
SA American Funds Growth-Income	0.00%	0.00%	1.00%	4.00%
SA DFA Ultra Short Bond	2.00%	1.00%	0.00%	0.00%
SA Federated Hermes Corporate Bond	10.00%	8.00%	7.00%	1.00%
SA Fidelity Institutional AM® Real Estate	0.00%	0.00%	0.00%	1.00%
SA Franklin BW U.S. Large Cap Value Portfolio	4.00%	4.00%	4.00%	5.00%
SA Franklin Small Company Value	0.00%	2.00%	2.00%	1.00%
SA Franklin Systematic U.S. Large Cap Value	3.00%	3.00%	3.00%	5.00%
SA Goldman Sachs Global Bond	4.00%	4.00%	2.00%	2.00%
SA Invesco Main Street Large Cap	3.00%	4.00%	4.00%	6.00%
SA Janus Focused Growth	0.00%	1.00%	1.00%	2.00%
SA JPMorgan Emerging Markets	0.00%	1.00%	2.00%	2.00%
SA JPMorgan Equity-Income	6.00%	7.00%	8.00%	8.00%
SA JPMorgan MFS Core Bond	17.00%	13.00%	10.00%	5.00%
SA MFS Blue Chip Growth	2.00%	3.00%	4.00%	4.00%
SA MFS Massachusetts Investors Trust	6.00%	6.00%	7.00%	8.00%
SA Morgan Stanley International Equities	3.00%	3.00%	4.00%	5.00%
SA PIMCO RAE International Value Portfolio	3.00%	3.00%	3.00%	4.00%
SA PineBridge High-Yield Bond	4.00%	3.00%	2.00%	0.00%
SA Wellington Capital Appreciation	3.00%	3.00%	4.00%	5.00%
SA Wellington Government and Quality Bond	8.00%	8.00%	7.00%	2.00%
Total	100%	100%	100%	100%

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This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated May 1, 2023, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
EDGAR Contract Identifier: C000124666